Basis of preparation of the interim condensed consolidated financial statements - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Profit for the period		$ 24,151	$ 15,140	$ 101,070	$ 50,383
Gross finance lease obligations						$ 33,300
Contingent rents recognised as expense, classified as operating lease						$ 9,700
Retained Earnings
Disclosure of initial application of standards or interpretations [line items]
Profit for the period				$ 101,070	$ 50,383
Retained Earnings | IFRS 9
Disclosure of initial application of standards or interpretations [line items]
Profit for the period	$ (8,542)